SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Oil and natural gas properties, at cost	$ 10,600,489	$ 10,501,244
Less: accumulated depletion	(330,036)	(289,456)
Oil and natural gas properties, net	10,270,453	10,211,788
Other property and equipment, at cost	18,505	205,315
Less: accumulated depreciation	(7,710)	(55,684)
Other property and equipment, net	10,795	149,631
Property and equipment, net	$ 10,281,248	$ 10,361,419